UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-07303
Global Growth Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 28, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Global Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%
Security	Shares	Value

Aerospace & Defense — 1.0%

BE Aerospace, Inc.(1)	56,000	$417,760

		$417,760

Airlines — 0.1%

UAL Corp.(1)(2)	9,400	$46,154

		$46,154

Automobiles — 0.8%

Honda Motor Co., Ltd.	14,000	$334,779

		$334,779

Beverages — 5.0%

Diageo PLC ADR	17,400	$808,926
Fomento Economico Mexicano SA de C.V. ADR	22,000	506,880
Foster’s Group, Ltd.	132,800	464,934
Heckmann Corp.(1)(2)	60,000	298,200

		$2,078,940

Biotechnology — 0.2%

Biogen Idec, Inc.(1)	1,704	$78,452

		$78,452

Capital Markets — 1.4%

Aberdeen Asset Management PLC	18,275	$34,290
MF Global, Ltd.(1)(2)	124,000	538,160

		$572,450

Chemicals — 4.6%

Agrium, Inc.	8,000	$278,240
CF Industries Holdings, Inc.	2,500	160,825
Lubrizol Corp.	13,300	365,617
Mosaic Co. (The)	8,800	378,840
NewMarket Corp.	11,000	380,270
Syngenta AG	1,600	342,044

		$1,905,836

Commercial Banks — 2.8%

Banco Santander Central Hispano SA ADR(2)	71,000	$427,420
Boston Private Financial Holdings, Inc.	2,786	9,667
DBS Group Holdings, Ltd.	63,000	$314,647
Mitsubishi UFJ Financial Group, Inc.	94,000	424,657

		$1,176,391

Commercial Services & Supplies — 0.4%

Waste Management, Inc.	5,900	$159,300

		$159,300

Communications Equipment — 2.1%

Nokia Oyj ADR	13,000	$121,680
Research In Motion, Ltd.(1)	12,326	492,300
Riverbed Technology, Inc.(1)	23,200	242,904

		$856,884

Computers & Peripherals — 0.9%

Apple, Inc.(1)	4,400	$392,964

		$392,964

Construction & Engineering — 1.2%

Granite Construction, Inc.(2)	10,200	$362,916
Perini Corp.(1)	737	11,291
Vinci SA	4,000	128,239

		$502,446

Consumer Finance — 0.9%

Promise Co., Ltd.	10,000	$133,569
SLM Corp.(1)(2)	48,745	224,227

		$357,796

Diversified Consumer Services — 2.5%

Corinthian Colleges, Inc.(1)	22,200	$437,340
H&R Block, Inc.	32,000	611,200

		$1,048,540

Diversified Telecommunication Services — 6.6%

Deutsche Telekom AG	33,800	$406,401
France Telecom SA ADR	39,000	875,550
Koninklijke KPN N.V.	54,000	690,868
Nippon Telegraph & Telephone Corp.	5,000	213,797
Telefonica SA	30,000	552,123

		$2,738,739

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Electric Utilities — 2.3%

E.ON AG ADR(2)	13,400	$344,112
Hong Kong Electric Holdings	49,000	302,110
Scottish and Southern Energy PLC	19,000	309,615

		$955,837

Electrical Equipment — 2.0%

ABB, Ltd. ADR	20,800	$250,640
Energy Conversion Devices, Inc.(1)(2)	4,800	105,264
First Solar, Inc.(1)	1,700	179,758
GrafTech International, Ltd.(1)	54,000	305,100

		$840,762

Electronic Equipment, Instruments & Components — 0.5%

FUJIFILM Holdings Corp.	11,000	$204,519

		$204,519

Energy Equipment & Services — 1.5%

Patterson-UTI Energy, Inc.	13,000	$111,670
Pride International, Inc.(1)	17,418	300,286
Transocean, Ltd.(1)	3,600	215,172

		$627,128

Food & Staples Retailing — 0.6%

Supervalu, Inc.	15,600	$243,516

		$243,516

Food Products — 3.3%

Nestle SA	29,000	$948,024
Unilever PLC	21,800	421,126

		$1,369,150

Health Care Equipment & Supplies — 0.3%

Kinetic Concepts, Inc.(1)(2)	3,933	$85,661
Thoratec Corp.(1)	2,200	50,248

		$135,909

Health Care Providers & Services — 2.3%

Catalyst Health Solutions, Inc.(1)	5,000	$105,400
CIGNA Corp.	22,700	357,752
DaVita, Inc.(1)	5,400	253,368
Fresenius Medical Care AG & Co. KGaA	6,400	260,944

		$977,464

Hotels, Restaurants & Leisure — 0.6%

Scientific Games Corp., Class A(1)	22,000	$232,760

		$232,760

Household Durables — 0.3%

Desarrolladora Homex SA de C.V. ADR(1)(2)	11,000	$137,720

		$137,720

Industrial Conglomerates — 0.4%

Keppel Corp., Ltd.	68,000	$188,724

		$188,724

Insurance — 6.2%

Aegon NV	39,000	$138,806
Allied World Assurance Holdings, Ltd.	12,800	491,648
AXA SA ADR	23,700	215,196
Fairfax Financial Holdings, Ltd.(2)	600	147,600
Fidelity National Financial, Inc., Class A	33,800	560,066
First American Corp.	5,672	131,420
Muenchener Rueckversicherungs-Gesellschaft AG	2,500	304,047
Tokio Marine Holdings, Inc.	18,200	413,339
Zurich Financial Services AG	1,300	184,103

		$2,586,225

Internet Software & Services — 2.1%

Akamai Technologies, Inc.(1)	7,700	$139,293
Equinix, Inc.(1)	9,200	426,972
MercadoLibre, Inc.(1)(2)	18,400	307,464

		$873,729

IT Services — 0.4%

Euronet Worldwide, Inc.(1)	13,000	$127,270
Wright Express Corp.(1)	2,000	29,280

		$156,550

Life Sciences Tools & Services — 0.3%

Parexel International Corp.(1)	15,000	$137,550

		$137,550

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Media — 2.2%

Liberty Entertainment, Series A(1)	33,000	$571,560
McGraw-Hill Co., Inc. (The)	11,000	217,030
Virgin Media, Inc.	27,000	129,060

		$917,650

Metals & Mining — 1.5%

Anglo American PLC ADR	19,110	$135,108
Companhia Vale do Rio Doce ADR	18,100	201,815
Gammon Gold, Inc.(1)	36,000	279,360

		$616,283

Multi-Utilities — 2.6%

National Grid PLC	69,800	$621,331
RWE AG	7,400	464,807

		$1,086,138

Oil, Gas & Consumable Fuels — 6.8%

Enbridge Energy Management, LLC(1)	2,582	$70,747
Enbridge Energy Partners, LP	4,800	136,656
Goodrich Petroleum Corp.(1)(2)	5,243	104,021
Paladin Energy, Ltd.(1)	165,000	315,163
Petrohawk Energy Corp.(1)	22,950	390,609
Petroleo Brasileiro SA ADR	24,000	537,120
StatoilHydro ASA ADR	13,495	224,827
Total SA ADR	18,000	849,600
Walter Industries, Inc.	11,500	208,955

		$2,837,698

Pharmaceuticals — 7.0%

AstraZeneca PLC ADR	15,800	$499,122
GlaxoSmithKline PLC ADR	11,900	358,547
Novartis AG ADR	25,200	913,500
Perrigo Co.	4,000	80,360
Roche Holding AG	2,900	329,201
Sanofi-Aventis SA	11,000	565,368
Shionogi & Co., Ltd.	11,000	178,629

		$2,924,727

Real Estate Investment Trusts (REITs) — 0.1%

Chimera Investment Corp.	15,825	$47,317

		$47,317

Road & Rail — 0.4%

East Japan Railway Co.	3,000	$179,663

		$179,663

Semiconductors & Semiconductor Equipment — 3.5%

Atheros Communications, Inc.(1)	19,900	$240,392
Cypress Semiconductor Corp.(1)	74,146	412,252
MEMC Electronic Materials, Inc.(1)	27,300	409,773
ON Semiconductor Corp.(1)	57,500	210,450
Tessera Technologies, Inc.(1)	18,720	202,176

		$1,475,043

Software — 4.2%

Ariba, Inc.(1)	47,588	$416,395
Check Point Software Technologies, Ltd.(1)	5,600	123,032
Concur Technologies, Inc.(1)	17,300	363,127
Nintendo Co., Ltd.	3,000	856,499

		$1,759,053

Specialty Retail — 5.1%

Advance Auto Parts, Inc.	12,388	$473,841
Best Buy Co., Inc.	12,600	363,132
GameStop Corp., Class A(1)	32,800	882,976
Urban Outfitters, Inc.(1)	23,200	386,048

		$2,105,997

Textiles, Apparel & Luxury Goods — 0.6%

Gildan Activewear, Inc.(1)	33,400	$247,160

		$247,160

Tobacco — 2.5%

British American Tobacco PLC	36,300	$927,843
Japan Tobacco, Inc.	40	95,410

		$1,023,253

Transportation Infrastructure — 0.7%

Aegean Marine Petroleum Network, Inc.	17,100	$280,440

		$280,440

Water Utilities — 1.1%

Cia de Saneamento Basico do Estado de Sao Paulo ADR	22,425	$446,706

		$446,706

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Wireless Telecommunication Services — 2.9%

Crown Castle International Corp.(1)	29,000	$508,660
Turkcell Iletisim Hizmetleri AS ADR	40,000	492,800
Vodafone Group PLC ADR	11,500	204,125

		$1,205,585

Total Common Stocks
(identified cost $50,976,904)		$39,487,687

Short-Term Investments — 11.0%
	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.05%(3)	$1,512	$1,512,155
Eaton Vance Cash Collateral Fund, LLC, 1.46%(3)(4)	3,082	3,082,414

Total Short-Term Investments
(identified cost $4,567,587)		$4,594,569

Total Investments — 105.8%
(identified cost $55,544,491)		$44,082,256

Other Assets, Less Liabilities — (5.8)%		$(2,416,611)

Net Assets — 100.0%		$41,665,645

ADR - American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at February 28, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2009.

(4)	The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at February 28, 2009. The related cost of the invested cash collateral, which represents the liability of the Portfolio to repay collateral amounts upon the return of loaned securities, is included in Other Assets, Less Liabilities. At February 28, 2009, the investment in Eaton Vance Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash.

Country Concentration of Portfolio
	Percentage
Country	of Net Assets	Value

United States	37.4%	$15,593,562
United Kingdom	10.4	4,320,033
Switzerland	7.6	3,182,684
Japan	7.3	3,034,861
France	6.3	2,633,953
Germany	4.3	1,780,311
Canada	3.5	1,444,660
Brazil	2.8	1,185,641
Bermuda	2.5	1,029,808
Spain	2.4	979,544
Netherlands	2.0	829,674
Australia	1.9	780,097
Mexico	1.5	644,600
Singapore	1.2	503,370
Turkey	1.2	492,800
Hong Kong	0.7	302,110
Greece	0.7	280,440
Norway	0.5	224,827
Israel	0.3	123,032
Finland	0.3	121,680

Long-Term Investments	94.8%	$39,487,687

Short-Term Investments		$4,594,569

Total Investments		$44,082,256

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2009

Assets

Unaffiliated investments, at value including $2,807,833 of securities on loan (identified cost, $50,976,904)	$39,487,687
Affiliated investments, at value (identified cost, $4,567,587)	4,594,569
Foreign currency, at value (identified cost, $1,587)	1,467
Receivable for investments sold	561,699
Dividends receivable	108,215
Interest receivable from affiliated investment	68
Securities lending income receivable	8,806
Tax reclaims receivable	91,748

Total assets	$44,854,259

Liabilities

Collateral for securities loaned	$3,065,151
Payable for investments purchased	27,290
Payable to affiliate for investment adviser fee	27,725
Payable to affiliate for administration fee	8,891
Accrued expenses	59,557

Total liabilities	$3,188,614

Net Assets applicable to investors’ interest in Portfolio	$41,665,645

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$53,127,176
Net unrealized depreciation (computed on the basis of identified cost)	(11,461,531)

Total	$41,665,645

Statement of Operations

For the Six Months Ended
February 28, 2009

Investment Income

Dividends (net of foreign taxes, $32,347)	$500,661
Securities lending income, net	89,368
Interest income allocated from affiliated investments	17,941
Expenses allocated from affiliated investment	(4,990)

Total investment income	$602,980

Expenses

Investment adviser fee	$210,545
Administration fee	71,257
Trustees’ fees and expenses	1,435
Custodian fee	96,325
Legal and accounting services	28,121
Miscellaneous	1,605

Total expenses	$409,288

Deduct —
Reduction of investment adviser fee	$897

Total expense reductions	$897

Net expenses	$408,391

Net investment income	$194,589

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(27,354,115)
Investment transactions allocated from affiliated investment	(64,384)
Foreign currency transactions	(25,640)

Net realized loss	$(27,444,139)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(22,706,837)
Foreign currency	(8,997)

Net change in unrealized appreciation (depreciation)	$(22,715,834)

Net realized and unrealized loss	$(50,159,973)

Net decrease in net assets from operations	$(49,965,384)

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2009	Year Ended
in Net Assets	(Unaudited)	August 31, 2008

From operations —
Net investment income	$194,589	$1,196,687
Net realized gain (loss) from investment and foreign currency transactions	(27,444,139)	2,658,634
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(22,715,834)	(8,095,719)

Net decrease in net assets from operations	$(49,965,384)	$(4,240,398)

Capital transactions —
Contributions	$8,131,168	$28,366,278
Withdrawals	(13,690,096)	(23,520,635)

Net increase (decrease) in net assets from capital transactions	$(5,558,928)	$4,845,643

Net increase (decrease) in net assets	$(55,524,312)	$605,245

Net Assets

At beginning of period	$97,189,957	$96,584,712

At end of period	$41,665,645	$97,189,957

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008		2007		2006		2005		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	1.46	%(2)	1.26%		1.28%		1.29	%(3)	1.29	%(3)	1.25%
Net investment income	0.69	%(2)	1.17	%(4)	0.70	%(5)	0.22%		0.40%		0.55%
Portfolio Turnover	94	%(6)	124%		94%		186%		130%		164%

Total Return	(52.43	)%(6)	(3.42)%		29.26%		13.43%		19.06%		5.42%

Net assets, end of period (000’s omitted)	$41,666		$97,190		$96,585		$83,316		$82,344		$86,617

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser(s) voluntarily waived a portion of its investment adviser fee (equal to less than 0.01%, 0.04% and less than 0.01% of average daily net assets for the six months ended February 28, 2009 and the years ended August 31, 2006 and 2005, respectively).

(4)	Includes a dividend resulting from a corporate action equal to 0.46% of average daily assets.

(5)	Includes special dividends equal to 0.35% of average daily net assets.

(6)	Not annualized.

See notes to financial statements

Supplementary Data

Global Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Global Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2009, Eaton Vance Global Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more that sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a pricing service. At February 28, 2009, Cash Collateral Fund valued its investments based on available market quotations.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Global Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2009, the Portfolio has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions
with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to and including $500 million, and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle), a portion of its adviser fee for sub-advisory services provided to the Portfolio. The portion of the adviser fee payable by Cash

Global Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended February 28, 2009, the Portfolio’s adviser fee totaled $215,329 of which $4,784 was allocated from Cash Management and $210,545 was paid or accrued directly by the Portfolio. For the six months ended February 28, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.75% (annualized) of the Portfolio’s average daily net assets.

BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended February 28, 2009, BMR waived $897 of its adviser fee.

In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2009, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $71,257.

Except for Trustees of the Portfolio who are not members of EVM’s, BMR’s or Eagle’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Trustees of the Portfolio who are not affiliated with EVM, BMR and Eagle may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $54,285,319 and $60,358,118, respectively, for the six months ended February 28, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,796,114

Gross unrealized appreciation	$1,324,565
Gross unrealized depreciation	(13,038,423)

Net unrealized depreciation	$(11,713,858)

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2009.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio

Global Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

amounted to $18,070 for the six months ended February 28, 2009. At February 28, 2009, the value of the securities loaned and the value of the collateral received amounted to $2,807,833 and $3,065,151, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$32,147,800
Level 2	Other Significant Observable Inputs	11,934,456
Level 3	Significant Unobservable Inputs	—

Total		$44,082,256

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

Eaton Vance Global Growth Fund
Global Growth Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Global Growth Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	3,377,436	68,302
Thomas E. Faust Jr.	3,375,953	69,786
Allen R. Freedman	3,375,502	70,236
William H. Park	3,378,319	67,420
Ronald A. Pearlman	3,376,381	69,357
Helen Frame Peters	3,377,620	68,118
Heidi L. Steiger	3,376,201	69,538
Lynn A. Stout	3,377,620	68,118
Ralph F. Verni	3,378,319	67,420

Each nominee was also elected a Trustee of Global Growth Portfolio.

Global Growth Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Benjamin C. Esty	98%	2%
Thomas E. Faust Jr.	98%	2%
Allen R. Freedman	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Helen Frame Peters	98%	2%
Heidi L. Steiger	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Global Growth Portfolio (the “Portfolio”) and Boston Management and Research (“BMR” or the “Adviser”) and the sub-advisory agreement with Eagle Global Advisors, L.L.C. (“Eagle” or the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with BMR and sub-advisory agreement with Eagle for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by BMR and by Eagle.

The Board considered BMR’s and Eagle’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and who also supervise Eagle’s management of the foreign portion of the Portfolio. The Board specifically noted BMR’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of BMR, relevant affiliates thereof, and Eagle. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by BMR and Eagle, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement with respect to BMR, and consistent with the investment sub-advisory agreement with respect to Eagle.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board noted that the domestic portion of the Portfolio has been managed by BMR since the Fund’s inception and that the foreign portion of the Portfolio has been managed by Eagle since April 1, 2006. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods with respect to the domestic portion of the Portfolio and concluded that such performance was satisfactory. With regard to the foreign portion of the Portfolio, the Board concluded that it would be appropriate to allow additional time to evaluate the performance of Eagle.

Management Fees and Expenses

The Board reviewed management fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by BMR, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Portfolio and other advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by BMR and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of BMR and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by BMR and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause BMR and its affiliates, Eagle, and the Fund and the Portfolio to continue to share such benefits equitably.

Eaton Vance Global Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Global Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Global Growth Portfolio

Officers
Duncan W. Richardson
President

Edward R. Allen, III
Vice President

Arieh Coll
Vice President

Thomas N. Hunt, III
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Global Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Global Growth Portfolio
Eagle Global Advisors, L.L.C.
5847 San Felipe, Suite 930
Houston, TX 77057

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Global Growth Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

424-04/09	IASRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 9, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 9, 2009

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 9, 2009